Document And Entity Information	Aug. 11, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 11, 2026
Entity Registrant Name	Ambiq Micro, Inc.
Entity Central Index Key	0001500412
Entity Emerging Growth Company	true
Entity File Number	001-42766
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-1911389
Entity Address, Address Line One	6500 River Place Blvd.
Entity Address, Address Line Two	Building 7
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78730
City Area Code	512
Local Phone Number	879-2850
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.000001 par value per share
Trading Symbol	AMBQ
Security Exchange Name	NYSE